Convertible Debt - Net (Details Narrative) - USD ($)			5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 07, 2015	Oct. 02, 2015	Jun. 30, 2014	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Oct. 02, 2014
Convertible note principal amount				$ 867,578
Proceeds from convertible debt	$ 250,000	$ 617,578		$ 867,577		$ 85,000
Debt instruments maturity date				May 13, 2016
Outstanding convertible debt				$ 867,578
3.85% Convertible Promissory Notes [Member]
Debt interest rate							3.85%
Convertible note principal amount							$ 617,578
Percentage of principal and interest				3.85%
Principal and interest under Debt conversion price per share				$ 0.017
Debt instruments maturity date		Dec. 31, 2017
3.85% Convertible Promissory Notes [Member] | Debt Instrument, Redemption, Period One [Member]
Principal and interest under Debt conversion price per share				0.017
3.85% Convertible Promissory Notes [Member] | Debt Instrument, Redemption, Period Two [Member]
Principal and interest under Debt conversion price per share				0.026
3.85% Convertible Promissory Notes [Member] | Debt Instrument, Redemption, Period Three [Member]
Principal and interest under Debt conversion price per share				$ 0.176
10% Convertible Promissory Notes [Member]
Debt interest rate	10.00%
Convertible note principal amount	$ 250,000
Percentage of principal and interest				10.00%
Note convertible into shares of common stock rate				75.00%
Debt instruments maturity date	Oct. 31, 2017
Investor's Note [Member]
Debt interest rate				18.00%
Debt term				24 months
3.85% Convertible Promissory Notes One [Member]
Principal and interest under Debt conversion price per share				$ 0.026